SHARE CAPITAL (Narrative) (Details) - CAD ($)		1 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 29, 2024	Jan. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	May 11, 2024	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares issued	2,900,000	2,900,000		2,900,000
Weighted average fair value of stock options granted				$ 2.09	$ 3.04
Capital reserves	$ 54,145,037	$ 54,145,037		$ 54,145,037	$ 49,215,413
Warrant price, per share						$ 3
Number of shares issued upon exercise of warrants				26,307
Number of warrant exercised	3,614
Exercise price, share options granted				$ 2.73	$ 4.1
Share based compensation				$ 10,818,516	$ 6,662,194
Number of restricted share units granted				75,000	1,800,000
Options [Member]
Disclosure of classes of share capital [line items]
Share based compensation				$ 2,862,913	$ 6,716,937
R S U [Member]
Disclosure of classes of share capital [line items]
Exercise price, share options granted				$ 2.73	$ 4.36
Options valued				$ 11,085,433	$ 5,846,246
Number of restricted share units granted		2,900,000
P S U [Member]
Disclosure of classes of share capital [line items]
Share based compensation				$ 2,045,333	$ 0
Grant period					5 years
Number of restricted share units granted					2,000,000
Number of restricted share units granted, value					$ 9,440,000
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			2,966,282
Weighted average exercise price	$ 1.75	$ 1.75	$ 3.15	$ 1.75
Total proceeds			$ 9,343,053	$ 46,021
Capital reserves	$ 33,706	$ 33,706	4,174,948	$ 33,706
Number of warrant exercised				26,307
Stock Options [Member]
Disclosure of classes of share capital [line items]
Total proceeds			4,583,392	$ 801,908
Capital reserves	$ 561,349	$ 561,349	$ 3,132,758	$ 561,349
Weighted average exercise price	$ 1.47	$ 1.47	$ 1.32	$ 1.47
Falchani Property [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							2,250,000
Share issued at fair value							$ 4,635,000
TLC Project [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			950,000
Share issued at fair value			$ 4,503,000
Maran Ventures Ltd [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			200,000
Share issued at fair value			$ 946,000
Common Share [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,614	3,614	2,966,282	3,614
Stock Options [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	540,600	540,600	3,442,589	540,600